Vehicles and equipment on operating leases - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Leases Disclosure [Line Items]
Rental income from vehicles and equipment on operating leases	$ 5,492	¥ 451,361	¥ 475,472	¥ 496,729